NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
May 31, 2019
Disclosure Text Block [Abstract]
Schedule of exchange rate used	Exchange rate used for the translation as follows: US$ to MYR
	Period End	Average
August 31, 2018	4.1075	4.0379
May 31, 2019	4.1970	4.1354

Schedule of estimated useful life

Property and equipment are depreciated on a straight-line basis over the following periods:

Computer and Electronics	5 years
Furniture and Fixture	10 years
Office Equipment	10 years
Leasehold Improvement	10 years